Utility Plant and Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Net Utility Plant

Net utility plant as of December 31, 2017 and 2016 was as follows (thousands of dollars):

December 31,	2017	2016
Gas plant:
Storage	$25,019	$24,614
Transmission	363,396	349,981
Distribution	5,600,769	5,198,531
General	396,252	382,084
Software and software-related intangibles	230,030	224,260
Other	14,178	14,290

	6,629,644	6,193,760
Less: accumulated depreciation	(2,231,242)	(2,172,966)
Construction work in progress	125,248	111,177

Net utility plant	$4,523,650	$4,131,971

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant, including intangibles, was as follows (thousands of dollars):

	2017	2016	2015
Depreciation and amortization expense	$187,075	$214,037	$201,233

Schedule of Rental Payments for Operating Leases

The table below presents Southwest’s and Centuri’s rental and lease payments that are included in operating expenses (in thousands):

	2017	2016	2015
Southwest Gas Corporation	$4,926	$4,357	$4,186
Centuri	62,310	53,956	45,849

Consolidated rental payments/lease expense	$67,236	$58,313	$50,035

Schedule of Future Minimum Lease Payments for Operating Leases

The following is a schedule of future minimum lease payments for operating leases (with initial or remaining terms in excess of one year) as of December 31, 2017 (thousands of dollars):

			Consolidated
	Southwest	Centuri	Total
2018	$1,538	$7,297	$8,835
2019	886	7,188	8,074
2020	714	5,157	5,871
2021	627	3,828	4,455
2022	299	3,364	3,663
Thereafter	116	9,530	9,646

Total minimum lease payments	$4,180	$36,364	$40,544

Schedule of Capital Leases of Equipment

The amounts associated with capital leases of equipment as of December 31, 2017 and 2016 are as follows (thousands of dollars):

December 31,	2017	2016
Capital leased assets, gross	$2,159	$3,189
Less: accumulated amortization	(1,000)	(1,172)

Capital leased assets, net	$1,159	$2,017

Schedule of Future Minimum Lease Payments for Capital Leases

The following is a schedule of future minimum lease payments for non-cancelable capital leases (with initial or remaining terms in excess of one year) as of December 31, 2017 (thousands of dollars):

Year Ending December 31,
2018	$709
2019	233
2020	191
2021	—
2022	—
Thereafter	—

1,133
Less: amount representing interest	(84)

Total minimum lease payments	$1,049